Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2019 SEK (kr)
USD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	kr 72.4
Sales transaction exposure	34.2
Sales net exposure	106.6
Incurred cost transaction exposure	(11.3)
Net transaction exposure	22.9
EUR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	26.2
Sales transaction exposure	9.3
Sales net exposure	35.5
Incurred cost transaction exposure	(5.4)
Net transaction exposure	3.9
CNY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	12.6
Sales transaction exposure	(0.1)
Sales net exposure	12.5
Incurred cost transaction exposure	(8.0)
Net transaction exposure	(8.1)
INR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	8.2
Sales transaction exposure	(0.2)
Sales net exposure	8.0
Incurred cost transaction exposure	(1.8)
Net transaction exposure	(2.0)
AUD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	7.5
Sales transaction exposure	(0.3)
Sales net exposure	7.2
Incurred cost transaction exposure	3.0
Net transaction exposure	2.7
JPY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	8.5
Sales transaction exposure	0.0
Sales net exposure	8.5
Incurred cost transaction exposure	4.6
Net transaction exposure	4.6
BRL [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	5.8
Sales transaction exposure	0.0
Sales net exposure	5.8
Incurred cost transaction exposure	0.8
Net transaction exposure	0.8
SAR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	6.7
Sales transaction exposure	0.8
Sales net exposure	7.5
Incurred cost transaction exposure	3.2
Net transaction exposure	4.0
GBP [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	6.0
Sales transaction exposure	(0.7)
Sales net exposure	5.3
Incurred cost transaction exposure	0.8
Net transaction exposure	kr 0.1